Estimated Amortization Expense for Existing Intangible Assets for Each of Five Succeeding Years (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2019	$ 12,400
2020	14,000
2021	12,600
2022	10,900
2023	$ 10,700